DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Nov. 25, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying values of derivative instruments and non-derivative instruments

The table below provides data about the carrying values of derivative instruments and non-derivative instruments:

	November 25, 2018			November 26, 2017
	Assets	(Liabilities)	Derivative Net Carrying Value	Assets	(Liabilities)	Derivative Net Carrying Value
	Carrying Value	Carrying Value		Carrying Value	Carrying Value
	(Dollars in thousands)
Derivatives not designated as hedging instruments
Forward foreign exchange contracts(1)	$18,372	$—	$18,372	$6,296	$—	$6,296
Forward foreign exchange contracts(2)	—	(4,447)	(4,447)	—	(23,799)	(23,799)

Total	$18,372	$(4,447)		$6,296	$(23,799)

Non-derivatives designated as hedging instruments
Euro senior notes	$—	$(541,500)		$—	$(562,780)

(1)	Included in “Other current assets” or “Other non-current assets” on the Company’s consolidated balance sheets.
(2)	Included in “Other accrued liabilities” or “Other long-term liabilities” on the Company’s consolidated balance sheets.

The table below presents the gross and net amounts of these contracts recognized on the Company’s consolidated balance sheets by type of financial instrument:

	November 25, 2018			November 26, 2017
	Gross Amounts of Assets / (Liabilities) Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet	Net Amount of Assets / (Liabilities)	Gross Amounts of Assets / (Liabilities) Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet	Net Amount of Assets / (Liabilities)

	(Dollars in thousands)
Over-the-counter forward foreign exchange contracts
Financial assets	$16,417	$(1,756)	$14,661	$3,218	$(3,146)	$72
Financial liabilities	(2,181)	1,756	(425)	(20,876)	3,146	(17,730)

Total			$14,236			$(17,658)

Embedded derivative contracts
Financial assets	$1,955	$—	$1,955	$3,078	$—	$3,078
Financial liabilities	(2,266)	—	(2,266)	(2,923)	—	(2,923)

Total			$(311)			$155

Gains and losses included in AOCI

The table below provides data about the amount of gains and losses related to derivative instruments and non-derivative instruments designated as net investment hedges included in “Accumulated other comprehensive loss” (“AOCI”) on the Company’s consolidated balance sheets, and in “Other income (expense), net” in the Company’s consolidated statements of income:

	Gain or (Loss) Recognized in AOCI (Effective Portion)		Gain or (Loss) Recognized in Other Income (Expense), Net (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	As of November 25, 2018	As of November 26, 2017	Year Ended
			November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Forward foreign exchange contracts	$4,637	$4,637
Yen-denominated Eurobonds	(19,811)	(19,811)	$—	$—	$2,627
Euro-denominated senior notes	(54,416)	(75,697)	—	—	—
Cumulative income taxes	29,703	35,253

Total	$(39,887)	$(55,618)

Gains and losses included in statements of income

The table below provides data about the amount of gains and losses related to derivatives not designated as hedging instruments included in “Other income (expense), net” in the Company’s consolidated statements of income:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands)
Forward foreign exchange contracts:
Realized (loss) gain	$(19,974)	$(5,773)	$17,175
Unrealized gain (loss)(1)	31,141	(35,394)	(1,315)

Total	$11,167	$(41,167)	$15,860

(1)

The unrealized gain in 2018 is primarily driven by gains on contracts to sell the Euro, the Mexican Peso and the British Pound, as a result of the U.S. Dollar strengthening at year end. The unrealized loss in 2017 is primarily driven by losses on contracts to sell the Mexican Peso, the Euro and the British Pound, as a result of the U.S. Dollar weakening at year end.